Employee Benefit Plans - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Contribution for multi-employer defined contribution plan	¥ 140,992,601	¥ 115,004,962	¥ 71,135,997